Performance Trust Municipal Bond Fund
Schedule of Investments
May 31, 2020 (Unaudited)
	Principal
	Amount	Value
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 0.24%
Freddie Mac Multifamily ML Certificates
2019-ML06, 1.132%, 06/25/2037 (a)	$10,211,898	$1,073,546
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $1,053,487)		1,073,546

MUNICIPAL BONDS - 96.21%
Alabama - 0.94%
Alabama Economic Settlement Authority
3.163%, 09/15/2025	1,625,000	1,683,224
City of Homewood, AL
5.000%, 09/01/2033	1,000,000	1,223,940
Lower Alabama Gas District
5.000%, 09/01/2031	1,005,000	1,257,385
		4,164,549
Alaska - 0.74%
Alaska Housing Finance Corp.
5.000%, 12/01/2031	1,145,000	1,411,018
CIVIC Ventures, AK
5.000%, 09/01/2033	1,750,000	1,870,977
		3,281,995
Arizona - 2.49%
City of Phoenix Civic Improvement Corp.
5.500%, 07/01/2038	2,000,000	3,054,040
5.500%, 07/01/2042	1,545,000	2,435,137
Florence Town, Inc. Industrial Development Authority
5.000%, 07/01/2023	325,000	334,480
Salt River Project Agricultural Improvement & Power District
5.000%, 01/01/2047	3,000,000	3,858,660
Tempe Industrial Development Authority
4.000%, 10/01/2023 (a)	1,500,000	1,415,715
		11,098,032
Arkansas - 0.33%
County of Saline, AR
3.550%, 06/01/2042	1,410,000	1,459,505
California - 8.22%
California School Finance Authority
3.000%, 07/15/2020 (a)	2,120,000	2,119,322
California Statewide Communities Development Authority
6.400%, 06/01/2039	2,420,000	3,247,882
City of Los Angeles, CA Department of Airports
5.000%, 05/15/2033	1,025,000	1,175,275
City of San Diego Tobacco Settlement Revenue Funding Corp.
4.000%, 06/01/2032	1,895,000	1,826,249
Clovis Unified School District
0.000%, 08/01/2028 (b)	2,175,000	1,934,858
El Camino Healthcare District
0.000%, 08/01/2028 (b)	1,435,000	1,289,046
Encinitas Union School District
0.000%, 08/01/2035 (b)	640,000	887,546
Los Angeles Housing Authority
5.000%, 06/01/2044	2,200,000	2,579,962
Low Income Investment Fund
3.711%, 07/01/2029	1,000,000	1,004,881

Manteca Redevelopment Agency Successor Agency
2.393%, 10/01/2030	500,000	493,765
Mesa California Water District
5.000%, 03/15/2050	3,600,000	4,624,524
M-S-R Energy Authority
7.000%, 11/01/2034	1,160,000	1,701,604
Palmdale Elementary School District
0.000%, 08/01/2028 (b)	500,000	443,715
Ravenswood City School District
5.000%, 08/01/2038	1,260,000	1,539,254
Rialto Redevelopment Agency
5.000%, 09/01/2037	1,000,000	1,220,730
San Diego Unified School District
0.000%, 07/01/2041 (b)	2,005,000	2,274,151
San Joaquin Hills Transportation Corridor Agency
5.000%, 01/15/2029	550,000	613,178
San Leandro Unified School District
0.000%, 08/01/2039 (b)	1,565,000	1,495,436
San Mateo Foster City Public Financing Authority
5.000%, 08/01/2049	2,000,000	2,536,080
St. Helena Unified School District
0.000%, 06/01/2036 (b)	2,805,000	3,582,911
		36,590,369
Colorado - 4.96%
City & County of Denver, CO Airport System Revenue
5.000%, 12/01/2034	2,500,000	3,272,425
City of Fruita, CO Healthcare Revenue
5.000%, 01/01/2028	1,000,000	964,830
Colorado Health Facilities Authority
5.000%, 08/01/2044	2,410,000	2,699,682
CommonSpirit Health
2.950%, 11/01/2022	1,725,000	1,785,779
El Paso County School District No. 49
5.000%, 12/15/2031	1,500,000	1,816,005
Public Authority for Colorado Energy
6.500%, 11/15/2038	1,570,000	2,354,749
Pueblo City Schools
5.000%, 12/15/2039	2,000,000	2,577,060
Vauxmont Metropolitan District
5.000%, 12/15/2021	100,000	106,366
5.000%, 12/01/2021	300,000	314,526
5.000%, 12/01/2050	1,950,000	2,337,621
Weld County School District No. RE-2
5.000%, 12/01/2044	3,000,000	3,829,950
		22,058,993
Delaware - 1.05%
University of Delaware
5.000%, 11/01/2038	1,595,000	2,384,876
5.000%, 11/01/2039	1,510,000	2,281,172
		4,666,048
District of Columbia - 1.45%
District of Columbia
5.000%, 03/01/2044	3,460,000	4,445,062
Metropolitan Washington Airports Authority
5.000%, 10/01/2032	1,720,000	2,005,124
		6,450,186
Florida - 6.04%
City of Belle Isle, FL
5.500%, 10/01/2022	330,000	342,471
City of Orlando, FL Tourist Development Tax Revenue
5.000%, 11/01/2038	1,000,000	1,141,160

County of Miami-Dade, FL
5.000%, 07/01/2043	1,500,000	1,830,765
5.000%, 07/01/2043	3,500,000	4,494,595
County of Miami-Dade, FL Aviation Revenue
5.000%, 10/01/2038	3,225,000	3,585,071
County of Miami-Dade, FL Seaport Revenue
5.750%, 10/01/2028	545,000	622,842
County of Sarasota, FL Utility System Revenue
5.000%, 10/01/2039	2,035,000	2,596,273
Dade County, FL Professional Sports Franchise Facilities Tax Revenue
5.250%, 10/01/2030	1,040,000	1,392,758
Florida Development Finance Corp.
6.500%, 01/01/2049 (a)	3,250,000	2,762,500
Greater Orlando Aviation Authority
5.000%, 10/01/2046	1,500,000	1,697,490
School Board of Miami-Dade County
5.000%, 03/15/2039	2,645,000	3,186,723
School District of Broward County
5.000%, 07/01/2040	2,500,000	3,136,800
Venetian Community Development District
5.000%, 05/01/2023	80,000	82,177
		26,871,625
Georgia - 1.19%
Americus & Sumter County Hospital Authority
5.125%, 05/15/2023	250,000	263,135
Brookhaven Development Authority
5.000%, 07/01/2039	810,000	991,505
City of Atlanta, GA Water & Wastewater Revenue
5.500%, 11/01/2027	1,550,000	1,946,288
Georgia Municipal Association, Inc.
5.000%, 12/01/2037	500,000	620,270
Main Street Natural Gas, Inc.
5.000%, 05/15/2029	1,250,000	1,477,625
		5,298,823
Hawaii - 0.84%
City & County of Honolulu, HI
5.000%, 10/01/2030	1,000,000	1,380,040
State of Hawaii
5.000%, 01/01/2038	1,885,000	2,342,584
		3,722,624
Illinois - 6.32%
Boone & Winnebago Counties Community Unit School District No. 200
0.000%, 01/01/2024 (b)	815,000	784,234
Boone Mchenry & Dekalb Counties Community Unit School District No. 100
0.000%, 12/01/2023 (b)	1,135,000	1,110,246
0.000%, 12/01/2024 (b)	520,000	501,332
Chicago Board of Education
0.000%, 12/01/2022 (b)	840,000	810,558
Chicago O'Hare International Airport
5.000%, 01/01/2037	2,000,000	2,240,540
5.000%, 01/01/2042	500,000	554,285
Chicago Transit Authority
5.000%, 06/01/2024	750,000	853,410
5.250%, 12/01/2036	1,500,000	1,563,030
Cook County School District No. 103
0.000%, 12/01/2022 (b)	850,000	834,598
Illinois Finance Authority
3.000%, 10/01/2037	1,455,000	1,347,126
5.000%, 01/01/2034	500,000	580,180
5.000%, 07/01/2037	2,010,000	2,562,650

Metropolitan Pier & Exposition Authority
0.000%, 06/15/2026 (b)	2,380,000	2,002,461
Metropolitan Water Reclamation District of Greater Chicago
5.000%, 12/01/2041	3,500,000	4,024,195
Railsplitter Tobacco Settlement Authority
5.000%, 06/01/2027	1,005,000	1,194,010
Sales Tax Securitization Corp.
5.000%, 01/01/2027	1,700,000	1,954,609
State of Illinois
4.875%, 05/01/2021	1,000,000	1,007,380
5.000%, 11/01/2028	2,000,000	2,030,860
6.000%, 06/15/2026	1,575,000	1,746,092
Will County Community Unit School District No. 201
0.000%, 11/01/2020 (b)	430,000	429,131
		28,130,927
Indiana - 6.10%
City of Valparaiso, IN
6.750%, 01/01/2034	500,000	531,460
Hammond Multi-School Building Corp.
5.000%, 07/15/2034	2,000,000	2,398,520
Indiana Finance Authority
5.000%, 10/01/2044	3,000,000	3,802,920
5.000%, 09/01/2036	1,000,000	1,194,240
5.500%, 11/15/2026	1,155,000	1,181,981
Indiana Health Facility Financing Authority
5.000%, 11/15/2034	1,010,000	1,179,902
Indiana Municipal Power Agency
5.000%, 01/01/2042	3,720,000	4,377,064
Indianapolis Local Public Improvement Bond Bank
5.000%, 01/01/2038	1,715,000	2,198,441
5.000%, 01/01/2039	2,500,000	3,145,025
5.250%, 02/01/2039	2,120,000	2,707,813
Northern Indiana Commuter Transportation District
5.000%, 07/01/2033	1,130,000	1,348,598
Purdue University
5.000%, 07/01/2035	700,000	942,312
5.000%, 07/01/2036	1,500,000	2,009,280
5.000%, 07/01/2037	100,000	133,437
		27,150,993
Iowa - 0.27%
Iowa Finance Authority
2.875%, 05/15/2049	1,250,000	1,202,575
Kentucky - 1.93%
Grant County School District Finance Corp.
1.400%, 08/01/2022	240,000	242,237
Kentucky Bond Development Corp.
5.000%, 09/01/2049	3,000,000	3,693,750
Kentucky Economic Development Finance Authority
5.000%, 05/15/2026	1,000,000	965,540
Kentucky Public Energy Authority
4.000%, 02/01/2050	3,300,000	3,669,930
		8,571,457
Louisiana - 1.70%
East Baton Rouge Sewerage Commission
5.000%, 02/01/2039	2,000,000	2,332,620
Louisiana Energy & Power Authority
5.250%, 06/01/2028	410,000	462,808
Louisiana Local Government Environmental Facilities & Community Development Authority
5.000%, 11/01/2032	1,200,000	1,443,972
5.000%, 12/01/2037	1,685,000	2,128,593
Tobacco Settlement Financing Corp.
5.000%, 05/15/2022	400,000	419,252
5.250%, 05/15/2033	740,000	774,210
		7,561,455

Maine - 0.58%
Maine Governmental Facilities Authority
5.000%, 10/01/2038	2,000,000	2,573,400
Maryland - 0.87%
County of Anne Arundel, MD
5.000%, 10/01/2046	3,000,000	3,865,350
Massachusetts - 1.88%
Commonwealth of Massachusetts
5.250%, 09/01/2043	2,000,000	2,555,200
Massachusetts Educational Financing Authority
5.000%, 07/01/2028	2,250,000	2,673,337
Massachusetts School Building Authority
5.000%, 02/15/2044	2,490,000	3,123,730
		8,352,267
Michigan - 2.44%
Battle Creek School District
5.000%, 05/01/2037	775,000	937,789
Bedford Public School District
5.000%, 05/01/2037	1,150,000	1,459,453
Charter Township of Commerce, MI
5.000%, 12/01/2038	1,000,000	1,206,580
Detroit City School District
5.250%, 05/01/2027	715,000	903,174
Grand Rapids Public Schools
5.000%, 11/01/2040	1,000,000	1,263,610
Michigan Finance Authority
3.875%, 10/01/2023	250,000	258,328
5.000%, 12/01/2041	1,950,000	2,331,303
Schoolcraft Community Schools
5.000%, 05/01/2046	2,000,000	2,517,880
		10,878,117
Minnesota - 1.65%
City of Minneapolis, MN
5.000%, 03/01/2029	450,000	450,621
5.750%, 07/01/2055	2,000,000	2,026,960
City of St. Anthony, MN
6.000%, 12/01/2030	1,000,000	1,055,900
Dakota County Community Development Agency
3.800%, 07/01/2022	2,000,000	1,965,060
Housing & Redevelopment Authority of the City of St. Paul, MN
3.750%, 09/01/2021	1,000,000	1,000,730
Minneapolis-St. Paul Metropolitan Airports Commission
5.000%, 01/01/2041	750,000	864,848
		7,364,119
Missouri - 1.51%
Jackson County School District
5.500%, 03/01/2035	1,015,000	1,360,415
5.500%, 03/01/2037	990,000	1,316,175
Kansas City Land Clearance Redevelopment Authority
4.375%, 02/01/2031 (a)	1,000,000	989,450
Maryland Heights Industrial Development Authority
5.000%, 03/15/2039	1,000,000	659,780
Missouri Joint Municipal Electric Utility Commission
5.000%, 12/01/2040	2,000,000	2,374,660
		6,700,480

Nebraska - 0.57%
Central Plains Energy Project
5.000%, 09/01/2034	2,000,000	2,538,680
Nevada - 0.98%
City of Las Vegas, NV
5.000%, 09/01/2031	1,150,000	1,392,167
County of Clark Department of Aviation
5.000%, 07/01/2041	2,500,000	2,954,850
		4,347,017
New Jersey - 2.19%
Garden State Preservation Trust
5.750%, 11/01/2028	965,000	1,193,049
New Jersey Economic Development Authority
3.375%, 07/01/2030	1,000,000	942,270
5.500%, 01/01/2027	300,000	333,603
6.425%, 12/15/2035	1,805,000	1,808,411
New Jersey Higher Education Student Assistance Authority
5.000%, 12/01/2027	765,000	914,198
New Jersey Transportation Trust Fund Authority
0.000%, 12/15/2027 (b)	2,210,000	1,930,855
0.000%, 12/15/2030 (b)	1,780,000	1,452,872
Tobacco Settlement Financing Corp.
5.000%, 06/01/2033	1,000,000	1,194,590
		9,769,848
New Mexico - 0.14%
City of Santa Fe, NM
2.250%, 05/15/2024	700,000	638,778
New York - 4.43%
City of New York, NY
5.000%, 12/01/2037	2,000,000	2,464,160
6.246%, 06/01/2035	2,000,000	2,002,320
Metropolitan Transportation Authority
5.000%, 05/15/2021	1,175,000	1,190,909
New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 08/01/2040	5,000,000	6,125,800
New York City Water & Sewer System
5.000%, 06/15/2040	2,040,000	2,553,794
New York Liberty Development Corp.
5.250%, 10/01/2035	875,000	1,150,179
New York State Dormitory Authority
5.000%, 03/15/2041	2,060,000	2,529,103
Port Authority of New York & New Jersey
5.000%, 09/01/2032	1,525,000	1,704,981
		19,721,246
North Carolina - 0.21%
North Carolina Medical Care Commission
3.550%, 10/01/2024	1,000,000	951,600
North Dakota - 0.83%
City of Horace, ND
2.500%, 08/01/2021	2,000,000	2,006,100
City of Mandan, ND
2.750%, 09/01/2041	915,000	926,977
County of Burleigh, ND
3.000%, 11/01/2021	800,000	772,808
		3,705,885
Ohio - 4.84%
Buckeye Tobacco Settlement Financing Authority
1.850%, 06/01/2029	2,000,000	2,000,000
County of Cuyahoga, OH
5.500%, 02/15/2052	1,300,000	1,391,273

County of Hamilton, OH
3.374%, 06/01/2034	3,000,000	3,236,160
Dayton City School District
5.000%, 11/01/2031	1,000,000	1,384,720
Franklin County Convention Facilities Authority
5.000%, 12/01/2046	3,000,000	3,774,240
Highland Local School District
5.250%, 12/01/2054	1,500,000	1,720,410
Licking Heights Local School District
5.000%, 10/01/2042	1,000,000	1,222,610
Ohio Water Development Authority Water Pollution Control Loan Fund
5.000%, 12/01/2050	4,285,000	5,556,917
State of Ohio
5.000%, 01/01/2033	1,000,000	1,238,280
		21,524,610
Oregon - 0.77%
Benton & Linn Counties Consolidated School District No. 509J & 509A
0.000%, 06/15/2038 (b)	1,455,000	1,829,342
Medford Hospital Facilities Authority
5.000%, 10/01/2024	450,000	478,782
Port of Portland, OR Airport Revenue
5.000%, 07/01/2042	1,000,000	1,123,440
		3,431,564
Pennsylvania - 2.74%
Berks County Industrial Development Authority
3.200%, 05/15/2021	290,000	290,763
Commonwealth Financing Authority
5.000%, 06/01/2034	1,000,000	1,196,000
5.000%, 06/01/2035	640,000	762,688
Delaware Valley Regional Finance Authority
1.128%, 09/01/2048	1,000,000	980,720
Hopewell Area School District
0.000%, 09/01/2026 (b)	900,000	831,096
Montour School District
5.000%, 04/01/2035	1,825,000	2,178,484
Pennsylvania Economic Development Financing Authority
5.000%, 06/30/2028	750,000	833,160
Pennsylvania Turnpike Commission
6.000%, 12/01/2030	625,000	840,381
6.375%, 12/01/2038	2,000,000	2,669,620
Philadelphia Authority for Industrial Development
0.000%, 04/15/2021 (b)	1,025,000	1,001,487
Scranton School District
5.000%, 12/01/2035	500,000	612,680
		12,197,079
Puerto Rico - 1.90%
Children's Trust Fund
5.375%, 05/15/2033	1,190,000	1,196,188
GDB Debt Recovery Authority of Puerto Rico
7.500%, 08/20/2040	4,000,000	2,610,000
Puerto Rico Convention Center District Authority
4.500%, 07/01/2036	1,900,000	1,869,904
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.000%, 07/01/2024 (b)	2,037,000	1,794,006
0.000%, 07/01/2029 (b)	1,350,000	978,197
		8,448,295
Rhode Island - 0.96%
City of Cranston, RI
5.000%, 08/01/2039	1,950,000	2,503,644
Rhode Island Student Loan Authority
5.000%, 12/01/2023	905,000	998,477
5.000%, 12/01/2025	525,000	603,498
Tobacco Settlement Financing Corp.
2.250%, 06/01/2041	175,000	175,000
		4,280,619

South Carolina - 0.32%
Commission of Public Works, City of Greer
5.500%, 09/01/2032	1,000,000	1,407,530
Tennessee - 0.40%
Metropolitan Nashville Airport Authority
5.000%, 07/01/2044	1,500,000	1,775,640
Texas - 10.47%
Alamo Regional Mobility Authority
5.000%, 06/15/2039	1,335,000	1,560,335
Arlington Higher Education Finance Corp.
5.000%, 02/15/2030	1,000,000	1,176,020
Austin Achieve Public Schools, Inc.
5.750%, 06/15/2026	1,170,000	1,164,150
Bexar County Hospital District
5.000%, 02/15/2038	2,135,000	2,661,918
City of Fort Worth, TX
5.250%, 03/01/2036	1,800,000	2,004,264
City of Houston, TX Combined Utility System Revenue
5.000%, 11/15/2042	2,000,000	2,465,820
City of San Antonio, TX Electric & Gas Systems Revenue
5.000%, 02/01/2044	1,000,000	1,271,040
Clifton Higher Education Finance Corp.
6.000%, 03/01/2029	1,230,000	1,313,849
Colony Economic Development Corp.
7.250%, 10/01/2042	1,500,000	1,613,520
Colony Local Development Corp.
7.250%, 10/01/2033	600,000	654,564
County of Bexar, TX
5.000%, 06/15/2039	1,265,000	1,552,421
County of Fort Bend, TX
5.000%, 03/01/2041	1,500,000	1,948,875
County of Harris, TX
0.933%, 08/15/2035	1,020,000	943,745
5.000%, 08/15/2034	1,000,000	1,225,440
Dallas Area Rapid Transit
5.250%, 12/01/2031	800,000	1,135,400
El Paso Independent School District
5.000%, 08/15/2037	1,250,000	1,528,450
Grand Parkway Transportation Corp.
5.000%, 10/01/2038	2,000,000	2,487,100
North East Independent School District
5.250%, 02/01/2030	1,025,000	1,424,279
5.250%, 02/01/2035	1,000,000	1,506,260
North Texas Tollway Authority
5.000%, 01/01/2043	1,965,000	2,344,559
San Antonio Water System
5.000%, 05/15/2050	3,000,000	3,875,970
State of Texas
5.500%, 08/01/2033	1,000,000	1,266,130
Tarrant County Cultural Education Facilities Finance Corp.
5.000%, 07/01/2036	1,500,000	1,742,625
Texas Municipal Gas Acquisition & Supply Corp. I
6.250%, 12/15/2026	1,750,000	2,011,695
Texas Public Finance Authority
8.250%, 07/01/2024	2,300,000	2,307,843
University of Texas System
5.000%, 08/15/2039	2,645,000	3,401,258
		46,587,530

Utah - 2.19%
County of Utah, UT
5.000%, 05/15/2041	1,500,000	1,766,985
Salt Lake City Corp. Airport Revenue
5.000%, 07/01/2042	3,000,000	3,385,470
Utah Associated Municipal Power Systems
5.000%, 09/01/2037	2,005,000	2,477,759
Utah Charter School Finance Authority
5.000%, 10/15/2035	1,500,000	1,747,995
6.300%, 07/15/2032	335,000	350,815
		9,729,024
Vermont - 0.07%
Vermont Economic Development Authority
5.000%, 05/01/2021	300,000	299,721
Virginia - 0.59%
Arlington County Industrial Development Authority
5.000%, 07/01/2037	500,000	619,475
County of Botetourt, VA
6.000%, 07/01/2044	2,000,000	1,989,800
		2,609,275
Washington - 4.53%
Chelan County Public Utility District No. 1
0.000%, 06/01/2026 (b)	450,000	419,620
City of Seattle, WA Municipal Light & Power Revenue
5.000%, 04/01/2042	3,000,000	3,823,590
Port of Seattle, WA
5.000%, 04/01/2034	1,500,000	1,662,765
Spokane County School District No. 81
5.000%, 12/01/2036	2,000,000	2,608,660
State of Washington
5.000%, 02/01/2043	5,000,000	6,217,500
Washington Health Care Facilities Authority
5.000%, 10/01/2038	1,535,000	1,749,885
Washington State Convention Center Public Facilities District
5.000%, 07/01/2048	2,000,000	2,149,160
Washington State Housing Finance Commission
2.375%, 01/01/2026 (a)	1,250,000	1,099,725
5.000%, 01/01/2055 (a)	500,000	424,245
		20,155,150
West Virginia - 1.75%
Roane County Building Commission
2.550%, 11/01/2021	2,000,000	2,011,740
State of West Virginia
5.000%, 06/01/2041	2,510,000	3,212,298
5.000%, 12/01/2043	2,000,000	2,551,100
		7,775,138
Wisconsin - 1.83%
County of Milwaukee, WI Airport Revenue
5.000%, 12/01/2028	1,000,000	1,184,420
Plateville Redevelopment Authority
5.000%, 07/01/2022	450,000	463,837
Public Finance Authority
5.000%, 10/01/2044	1,000,000	1,167,480
5.000%, 07/01/2038	2,000,000	2,467,560
5.250%, 05/15/2037 (a)	500,000	511,080
9.000%, 06/01/2029 (a)(c)	1,000,000	985,480
Wisconsin Health & Educational Facilities Authority
5.000%, 08/15/2034	1,110,000	1,345,942
		8,125,799
TOTAL MUNICIPAL BONDS (Cost $412,824,978)		428,033,917

SHORT-TERM INVESTMENTS - 4.18%
First American Government Obligations Fund - Class X, 0.091% (d)	18,600,384	18,600,384
TOTAL SHORT-TERM INVESTMENTS (Cost $18,600,384)		18,600,384

Total Investments (Cost $432,478,849) - 100.63%		447,707,847
Liabilities in Excess of Other Assets - (0.63)%		(2,790,976)
TOTAL NET ASSETS - 100.00%		$444,916,871

Percentages are stated as a percent of net assets.

(a)	Securities issued pursuant to Rule 144A under the Securities Act of 1933.
(b)	Represents a principal-only security that entitles holders to receive only principal payments on underlying mortgages.
(c)	Represents an illiquid security. The total market value of these securities were $985,480, representing 0.22% of net assets.
(d)	Seven day yield at May 31, 2020.

Summary of Fair Value Exposure at May 31, 2020

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2020, in valuing the Fund’s investments carried at fair value:

Performance Trust Municipal Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income:
Agency Commercial Mortgage Backed Securities	$-	$1,073,546	$-	$1,073,546
Municipal Bonds	-	428,033,917	-	428,033,917
Total Fixed Income	-	429,107,463	-	429,107,463

Short-Term Investments	18,600,384	-	-	18,600,384

Total Investments In Securities	$18,600,384	$429,107,463	$-	$447,707,847

For the period ended May 31, 2020, the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.
Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.